Financial Instruments and Financial Risk Management (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of detailed information about carrying values of financial assets and liabilities measured

The following represents the carrying values of the financial assets and liabilities of the Company and the associated measurement basis for each balance.

Financial assets	Measurement basis	March 31, 2022	December 31, 2021
Cash and cash equivalents	Amortized cost	$1,873,021	$4,588,057
Trade and other receivables 1	Amortized cost	13,463,718	14,329,781
Long-term receivables	Amortized cost	1,464,641	740,431
		$16,801,380	$19,658,269
Financial liabilities
Bank indebtedness	Amortized cost	$4,710,549	$3,460,109
Trade payables and accrued liabilities 1	Amortized cost	16,336,480	12,003,979
Loans and borrowings	Amortized cost	13,126,175	13,215,601
Lease liabilities	Amortized cost	7,227,845	1,045,472
2019 Debentures - host liability	Amortized cost	22,922,383	22,185,170
2021 Debentures - host liability	Amortized cost	70,542	69,034
2021 Debentures embedded derivative	FVTPL	40,869	41,506
Warrant liability - business acquisition	FVTPL	701,226	709,835
Warrant liabilities - derivatives (Note 11)	FVTPL	5,359,556	7,975,137
Business acquisition payable	FVTPL	1,389,094	1,398,972
		$71,884,719	$62,104,815
1
       Excludes amounts for indirect taxes, income taxes and contract assets, where applicable.

The following represents the carrying values of the financial assets and liabilities of the Company and the associated measurement basis for each balance.

Financial assets	Measurement basis	December 31, 2021	December 31, 2020

Cash and cash equivalents	Amortized cost	$4,588,057	$1,110,889

Trade and other receivables 1	Amortized cost	14,329,781	11,224,017

Long-term receivables	Amortized cost	740,431	2,536,272

Derivative asset	FVTPL	—	131,400

		$19,658,269	$15,002,578

Financial liabilities

Bank indebtedness	Amortized cost	$3,460,109	$976,779

Trade payables and accrued liabilities 1	Amortized cost	12,003,979	12,693,256

Loans and borrowings	Amortized cost	13,215,601	13,152,300

Lease liabilities 2	Amortized cost	1,045,472	3,945,076

2019 Debentures - host liability 3	Amortized cost	22,185,170	19,534,988

2021 Debentures - host liability 3	Amortized cost	69,034	—

2021 Debentures embedded derivative	FVTPL	41,506	—

Warrant liability - business acquisition	FVTPL	709,835	710,924

Warrant liabilities - derivatives (Note 15)	FVTPL	7,975,137	—

Business acquisition payable	Amortized cost	1,398,972	2,439,529

Other liabilities	Amortized cost	—	6,236,415

		$62,104,815	$59,689,267
1
Excludes amounts for indirect taxes, income taxes and contract asset, where applicable. Note 27 describes credit risk associated with trade receivables including reconciliation of expected credit loss allowance.

2	Lease liabilities are not subject to classification in the fair value hierarchy.

3	2019 Debentures (Note 14(a)) and 2021 Debentures host liability (Note 14(b)).